CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (51,334)	$ (56,566)	$ (28,720)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	4,999	2,662	$ 1,229
Amortization	636	153
Share based compensation expenses	18,750	13,937	$ 7,054
Tax benefit related to exercise of share options	$ 609	$ 728	440
Share-based compensation expenses related to warrants granted in connection with credit line			$ 273
Interest and exchange rate on short-term and long-term deposits	$ (805)	$ 955
Deferred taxes, net	(111)	81	$ (16)
Decrease (increase) in trade receivables	(5,411)	(383)	125
Increase in prepaid expenses and other current and long-term assets	(2,597)	(6,491)	(2,849)
Increase in trade payables	7,483	618	1,894
Increase in employees and payroll accruals	1,565	7,767	3,401
Increase in short term and long term deferred revenues	38,169	29,706	18,751
Increase in accrued expenses and other current liabilities	$ 8,923	6,016	2,643
Other, net		14	18
Net cash provided by (used in) operating activities	$ 20,876	(803)	4,243
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	60,162	1,989	250
Investment in short-term and restricted deposits	(82,038)	(51,581)	(1,020)
Purchase of property and equipment	$ (6,342)	(5,619)	$ (3,070)
Payments for businesses acquired (Schedule A)		(4,295)
Acquisition of intangible assets	$ (450)	(1,202)
Net cash used in investing activities	$ (28,668)	(60,708)	$ (3,840)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in IPO, net		(130)	93,694
Proceeds from exercise of options	$ 6,818	$ 942	519
Proceeds from credit line utilization			5,000
Credit line repayment			(5,000)
Net cash provided by financing activities	$ 6,818	$ 812	94,213
Effect of exchange rate change on cash and cash equivalents		(359)	(868)
Increase (decrease) in cash and cash equivalents	$ (974)	(61,058)	93,748
Cash and cash equivalents at the beginning of the period	40,200	101,258	7,510
Cash and cash equivalents at the end of the period	39,226	40,200	101,258
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	$ 518	$ 157	126
Accrued issuance costs			130
Cash paid during the year for interest			262
Cash paid during the year for taxes	$ 2,226	$ 1,426	$ 751
Estimated fair value of assets acquired and liabilities assumed at the date of the acquisition was as follows:
Goodwill and other intangible assets		5,161
Deferred tax liability		(866)
Payments for business acquired		$ 4,295